ABERDEEN FUNDS

                          Aberdeen Funds Equity Series
                       Aberdeen Funds Fixed Income Series
                          Aberdeen Funds Global Series
                          Aberdeen Funds Optimal Series



Supplement to the Funds' prospectuses dated February 28, 2009.

The following replaces the address for the investment adviser's principal place of business located in Section 3-Fund Management-Investment Adviser:

The Adviser's principal place of business is located at 1735 Market Street, 32nd Floor, Philadelphia, Pennsylvania 19103.


THIS SUPPLEMENT IS DATED August 7, 2009.

Please keep this supplement for future reference.